Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Tax Receivables Explanatory [Abstract]
Schedule of tax credits
		As of December 31,
	Note	2022	2021
State tax credits – ICMS	9.1	1,210	1,153
Social Integration Program and Contribution for Social Security Financing - PIS/COFINS	9.2	587	370
Social Security Contribution - INSS		90	54
Income tax and social contribution		74	61
Others		21	8
Total		1,982	1,646
Current		1,055	876
Non-current		927	770

Schedule of over adherence to the annually established plan
Year	Amounts
In 1 year	543
From 1 to 2 years	298
From 2 to 3 years	93
From 3 to 4 years	77
From 4 to 5 years	61
More than 5 years	138
Total	1,210

Year	Amounts
In 1 year	366
From 1 to 2 years	221
Total	587